Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
As of December 31, 2017, the Group had a take or pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2018	€340
2019	€276
2020	€269
2021	€250
2022	€159
2023 and thereafter	€—
Compensation to Directors and Key Management
The fees of the Directors of the Group for carrying out their respective functions, including those in other consolidated companies, were as follows:

	Years ended December 31
	2017	2016	2015
	(€ thousand)
Directors(1)	€29,861	€39,329	€38,488
Total Compensation	€29,861	€39,329	€38,488
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(1) This amount includes the notional compensation cost arising from long-term share-based compensation granted to the Chief Executive Officer and share-based compensation to non-executive Directors.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31
	2017				2016				2015
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€1,287	€2,779	€9	€—	€1,536	€2,811	€3	€—	€1,533	€1,611	€—	€—
Sevel S.p.A.	392	—	5	—	381	—	5	—	311	—	4	—
FCA Bank	1,715	26	(20)	36	1,571	18	(21)	39	1,447	14	9	30
GAC FCA JV	569	—	(105)	—	683	—	(82)	—	252	—	—	—
Fiat India Automobiles Limited	25	1	—	—	23	1	(1)	(1)	15	4	—	—
Other	35	2	(4)	2	36	5	(3)	—	29	22	—	—
Total joint arrangements	4,023	2,808	(115)	38	4,230	2,835	(99)	38	3,587	1,651	13	30
Total associates	73	52	(3)	(1)	91	47	—	—	143	14	6	—
CNHI	526	329	2	—	543	422	3	—	564	431	—	—
Ferrari N.V.	82	320	1	—	81	246	—	—	n/a	n/a	n/a	n/a
Directors and Key Management	—	—	114	—	—	—	143	—	—	—	132	—
Other	1	—	26	—	—	—	26	—	—	1	17	—
Total CNHI, Ferrari, Directors and other	609	649	143	—	624	668	172	—	564	432	149	—
Total unconsolidated subsidiaries	61	8	3	1	57	7	8	1	79	13	8	(1)
Total transactions with related parties	€4,766	€3,517	€28	€38	€5,002	€3,557	€81	€39	€4,373	€2,110	€176	€29

Total for the Group	€110,934	€93,975	€7,385	€1,469	€111,018	€95,295	€7,568	€2,016	€110,595	€97,620	€7,576	€2,366
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31
	2017					2016
	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€34	€240	€50	€—	€—	€28	€298	€52	€—	€—
Sevel S.p.A.	23	—	6	—	1	33	—	4	—	8
FCA Bank	466	206	199	319	32	201	248	108	169	18
GAC FCA JV	58	15	1	—	—	121	2	4	—	—
Fiat India Automobiles Limited	7	13	5	—	—	2	—	—	—	—
Other	20	1	—	—	—	25	4	—	—	—
Total joint arrangements	608	475	261	319	33	410	552	168	169	26
Total associates	36	32	13	—	—	30	18	18	—	—
CNHI	47	86	11	—	—	80	82	15	—	4
Ferrari N.V.	23	75	—	—	—	25	75	—	—	—
Other	1	2	—	—	—	—	2	—	—	—
Total CNHI, Ferrari N.V. and other	71	163	11	—	—	105	159	15	—	4
Total unconsolidated subsidiaries	83	8	1	—	28	84	9	1	—	25
Total originating from related parties	€798	€678	€286	€319	€61	€629	€738	€202	€169	€55

Total for the Group	€8,553	€21,939	€10,435	€357	€17,614	€7,854	€22,655	€11,412	€410	€23,638

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1) This relates to Debt excluding Asset-backed financing, refer to Note, 21 Debt.